Investments (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Investments (Tables) [Line Items]
Schedule of Cost Less Impairment Transaction Prices Based on Orderly Transactions for the Identical or Similar Investments	These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.
		Increases (Decreases) in Carrying Value
	Carrying Value	Period to date	Cumulative
December 31, 2025	$17,868	$(891)	$13,068
December 31, 2024	$18,759	$—	$13,959
December 31, 2023	$18,759	$11,590	$13,959